Segment Information	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Segment Information
3.	Segment Information

The Company uses the “management approach” to determine its reportable segments. The management approach identifies operating segments based on how the entity is organized and based on how financial information is presented to the chief operating decision maker (“CODM”). The Company concluded that the CODM is the Chief Executive Officer.

The Company is organized around geographical divisions and discloses the following reportable segments: Brazil and International.

•	Brazil: consists of retail sales of consumer products from all of our verticals (which includes sales of sporting goods and related garments as well as fashion and more recently, beauty goods) carried out through our sites Netshoes.com.br, Zattini.com.br and Shoestock.com.br and third-party sites that we manage as well as our business to business offline operation.

•	International: consists of retail sales of consumer products (mainly sporting goods and related garments) from our sites Netshoes.com.ar and Netshoes.com.mx in Argentina and Mexico respectively.

The items not allocated directly to the reportable segments are disclosed as corporate and others. Corporate and others comprises operating expenses, financial income and financial expenses recorded in Netshoes (Cayman) Limited and Netshoes Holding, LLC.

The CODM receives individual financial information based on the nature of revenues and expenses incurred. There is no regular reporting of individual financial information for products, services, or major customers, and therefore the Company concluded that Brazil and International were each independent reportable segments.

The Company has aggregated Mexico and Argentina geographic divisions into one reportable segment, International. Mexico and Argentina share similar characteristics as an operating segment, including, but not limited to the same degree of risk, same opportunities for growth and similar products and service offerings to local customers.

No information on segment assets or liabilities is relevant for decision-making. There are no inter segment transactions in the internal reporting structure.

The Company evaluates the performance of its reportable segments using “segment net income (loss)”. A reconciliation of reportable segments is as follows:

	Brazil								International								Corporate and others								Total
	Year ended December 31,								Year ended December 31,								Year ended December 31,								Year ended December 31,
	2015		2016		2017		2017		2015		2016		2017		2017		2015		2016		2017		2017		2015		2016		2017		2017
	BRL		BRL		BRL		USD		BRL		BRL		BRL		USD		BRL		BRL		BRL		USD		BRL		BRL		BRL		USD
Net Sales	R$	1,304,853	R$	1,554,405	R$	1,693,467	US$	511,931	R$	200,833	R$	185,135	R$	195,539	US$	59,111	R$	—	R$	—	R$	—	US$	—	R$	1,505,686	R$	1,739,540	R$	1,889,006	US$	571,042
Cost of sales		(858,062)		(1,043,700)		(1,132,900)		(342,473)		(152,439)		(145,044)		(158,527)		(47,922)		—		—		—		—		(1,010,501)		(1,188,744)		(1,291,427)		(390,395)

Segment gross profit		446,791		510,705		560,567		169,458		48,394		40,091		37,012		11,189		—		—		—		—		495,185		550,796		597,579		180,647
Salaries and employees’ benefits		(169,572)		(191,140)		(167,655)		(50,683)		(27,154)		(26,775)		(27,309)		(8,255)		(1,265)		(1,320)		(1,449)		(438)		(197,991)		(219,235)		(196,413)		(59,376)
Marketing expenses		(136,616)		(152,759)		(184,836)		(55,876)		(40,080)		(28,038)		(27,688)		(8,370)		(47)		(233)		(781)		(236)		(176,743)		(181,030)		(213,305)		(64,482)
Operating lease		(15,395)		(24,683)		(25,369)		(7,669)		(6,147)		(4,295)		(4,209)		(1,272)		—		—		—		—		(21,542)		(28,978)		(29,578)		(8,941)
Credit card fees		(26,391)		(25,572)		(30,213)		(9,133)		(6,460)		(6,380)		(6,166)		(1,864)		—		—		—		—		(32,851)		(31,952)		(36,379)		(10,997)
Information technology services		(26,581)		(29,473)		(30,064)		(9,088)		(1,770)		(1,560)		(1,152)		(348)		(7,190)		(6,244)		(6,054)		(1,830)		(35,541)		(37,277)		(37,270)		(11,266)
Amortization and depreciation		(18,470)		(27,777)		(27,503)		(8,314)		(1,520)		(1,262)		(967)		(292)		(425)		(2,163)		(3,350)		(1,013)		(20,415)		(31,202)		(31,820)		(9,619)
Consulting		(6,783)		(7,785)		(10,081)		(3,047)		(1,824)		(1,477)		(1,404)		(424)		(1,136)		(1,215)		(2,215)		(670)		(9,743)		(10,477)		(13,700)		(4,141)
Allowance for doubtful accounts		(5,833)		(6,227)		(25,443)		(7,691)		—		—		—		—		—		—		—		—		(5,833)		(6,227)		(25,443)		(7,691)
Sales commissions and royalties		(13,164)		(12,021)		(16,069)		(4,858)		(75)		(961)		(910)		(275)		—		—		—		—		(13,239)		(12,982)		(16,979)		(5,133)
Facilities expenses		(13,383)		(14,020)		(14,185)		(4,288)		—		(1,410)		(1,404)		(424)		—		—		—		—		(13,383)		(15,430)		(15,589)		(4,712)
Other selling, general and administrative expenses		(21,207)		(35,803)		(38,445)		(11,623)		(5,425)		(7,599)		(6,503)		(1,966)		(1,829)		(64)		(920)		(278)		(28,461)		(43,466)		(45,868)		(13,867)
Other operating (expense) income, net		(3,014)		(5,146)		(3,849)		(1,164)		(142)		(104)		(28)		(8)		(347)		(2)		(56)		(17)		(3,503)		(5,252)		(3,933)		(1,189)

Total operating expenses		(456,409)		(532,406)		(573,712)		(173,434)		(90,597)		(79,861)		(77,740)		(23,498)		(12,239)		(11,241)		(14,825)		(4,482)		(559,245)		(623,508)		(666,277)		(201,414)
Financial income		60,409		26,642		27,672		8,366		885		812		1,635		494		—		912		824		249		61,294		28,366		30,131		9,109
Financial expenses		(81,284)		(93,178)		(116,947)		(35,353)		(15,383)		(14,371)		(12,738)		(3,851)		—		(1)		(2,091)		(632)		(96,667)		(107,550)		(131,776)		(39,836)

Loss before income tax		(30,493)		(88,237)		(102,420)		(30,963)		(56,701)		(53,329)		(51,831)		(15,666)		(12,239)		(10,330)		(16,092)		(4,865)		(99,433)		(151,896)		(170,343)		(51,494)

Income tax expense		—		—		—		—		(80)		—		(2)		(1)		—		—		—		—		(80)		—		(2)		(1)

Segment net income (loss)	R$	(30,493)	R$	(88,237)	R$	(102,420)	US$	(30,963)	R$	(56,781)	R$	(53,329)	R$	(51,833)	US$	(15,667)	R$	(12,239)	R$	(10,330)	R$	(16,092)	US$	(4,865)	R$	(99,513)	R$	(151,896)	R$	(170,345)	US$	(51,495)

The Company has aggregated its products and services into groups of similar products and provided the supplemental disclosure of net sales below. The Company evaluates whether additional disclosure is appropriate when a product or service category begins to approach a significant level of net sales.

	Year ended December 31,
	2015		2016		2017		2017
	BRL		BRL		BRL		USD
Sports (1)	R$	1,440,024	R$	1,556,717	R$	1,582,089	US$	478,262
Fashion (1)		65,662		174,549		272,423		82,353
Market Place		—		8,274		34,494		10,427

Total net sales	R$	1,505,686	R$	1,739,540	R$	1,889,006	US$	571,042

(1)	Freight services were allocated to the product revenues that they are related to.

Net sales generated from our international segment are denominated in local functional currencies. Revenues are translated at average rates prevailing throughout the period.

Net sales attributable to geographical areas are as follows:

	Year ended December 31,
	2015		2016		2017		2017
	BRL		BRL		BRL		USD
Brazil	R$	1,304,853	R$	1,554,405	R$	1,693,467	US$	511,931
Argentina		148,832		130,746		141,745		42,849
Mexico		52,001		54,389		53,794		16,262

Total net sales	R$	1,505,686	R$	1,739,540	R$	1,889,006	US$	571,042

Property and equipment and intangible assets by geography are as follows:

	Year ended December 31,
	2016		2017		2017
	BRL		BRL		USD
Property and equipment, net
Brazil	R$	69,901	R$	69,350	US$	20,965
Argentina		3,071		2,574		778
Mexico		1,230		1,115		337

Total property and equipment, net	R$	74,202	R$	73,039	US$	22,080
Intangible assets, net
Brazil	R$	74,515	R$	95,684	US$	28,926
Argentina		32		11		3
Mexico		35		41		12
Cayman		13,011		20,103		6,077

Total intangible assets, net	R$	87,593	R$	115,839	US$	35,018

Total		161,795		188,878		57,098